Share Capital and Contributed Surplus (Tables)	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Schedule of changes in outstanding RSUs

The following details the changes in outstanding RSUs for the six months ended August 31, 2025 and 2026:

Number of RSUs
Outstanding, February 28, 2025	—
Granted during the period	2,658,780
Vested and exercised during the period	(2,658,780)
Outstanding, August 31, 2025	—

Outstanding, February 28, 2026	—
Granted during the period	2,026,134
Cancelled during the period	(30,525)
Vested and exercised during the period	(991,609)
Outstanding, August 31, 2026	1,004,000

Schedule of changes in outstanding options

The following details the changes in outstanding options for the six months ended August 31, 2025 and 2026:

	Number of Options	Weighted Average Exercise Price $
Outstanding, February 28, 2025	8,500,000	0.37
Issued during the period	—	—
Expired during the period	(600,000)	0.65
Outstanding, August 31, 2025	7,900,000	0.35

Outstanding, February 28, 2026	7,650,000	0.72
Issued during the period	600,000	1.49
Exercised during the period	(600,000)	0.53
Outstanding, August 31, 2026	7,650,000	0.79

Schedule of summary of options outstanding and exercisable

The following is a summary of options outstanding and exercisable as of August 31, 2026:

Expiry date	Number of options outstanding	Number of options exercisable	Exercise price $	Life remaining
December 29, 2026	150,000	150,000	0.40	0.33
April 16, 2027	250,000	250,000	0.40	0.63
July 10, 2027	150,000	150,000	0.40	0.86
December 29, 2028	1,800,000	1,800,000	0.40	2.33
December 29, 2028	4,700,000	1,175,000	0.90	2.33
December 29, 2028	300,000	—	0.98	2.33
December 29, 2028	300,000	—	2.00	2.33
	7,650,000	3,525,000

Schedule of fair value of options granted with weighted average assumptions

Weighted Averages	For the six months ended August 31, 2026	For the six months ended August 31, 2025
Share price	$1.22	—
Dividend yield	Nil	—
Exercise price	$1.49	—
Risk-free interest rate	2.82%	—
Expected volatility	96.71%	—
Expected expiration	2.61	—

Schedule of changes in outstanding warrants

The following details the changes in outstanding warrants for the six months ended August 31, 2025 and 2026:

	Number of warrants	Weighted Average Exercise Price $
Outstanding, February 28, 2025	17,239,664	0.54
Issued during the period	3,525,601	0.50
Outstanding, August 31, 2025	20,765,265	0.53

Outstanding, February 28, 2026	7,243,850	0.94
Issued during the period	2,026,475	2.50
Expired during the period	(2,169,911)	1.25
Exercised during the period	(2,448,939)	1.25
Outstanding, August 31, 2026	4,651,475	1.31

Schedule of summary of warrants outstanding and exercisable

The following is a summary of warrants outstanding and exercisable as at August 31, 2026:

Expiry date	Number of warrants outstanding	Number of warrants exercisable	Exercise price $	Weighted average life remaining
December 31, 2026	2,026,475	2,026,475	2.50	0.33
December 30, 2028	2,625,000	2,625,000	0.40	2.33
	4,651,475	4,651,475